JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.7%
Aerospace & Defense — 3.4%
General Dynamics Corp.	72	9,953
Northrop Grumman Corp.	26	8,329
Raytheon Technologies Corp.	200	11,520

		29,802

Banks — 7.9%
Bank of America Corp.	891	21,454
Citigroup, Inc.	194	8,349
Citizens Financial Group, Inc.	148	3,746
Cullen/Frost Bankers, Inc.	41	2,603
M&T Bank Corp.	38	3,518
PNC Financial Services Group, Inc. (The)	97	10,628
Truist Financial Corp.	336	12,788
US Bancorp	177	6,338

		69,424

Beverages — 0.7%
PepsiCo, Inc.	44	6,071

Biotechnology — 2.0%
AbbVie, Inc.	108	9,477
Amgen, Inc.	25	6,329
Biogen, Inc. *	6	1,787

		17,593

Building Products — 0.8%
Trane Technologies plc	61	7,396

Capital Markets — 7.9%
BlackRock, Inc.	39	21,753
Charles Schwab Corp. (The)	166	5,996
Goldman Sachs Group, Inc. (The)	51	10,149
Morgan Stanley	391	18,910
T. Rowe Price Group, Inc.	101	12,963

		69,771

Chemicals — 2.2%
Air Products and Chemicals, Inc.	32	9,562
Axalta Coating Systems Ltd. *	424	9,393

		18,955

Commercial Services & Supplies — 0.9%
Republic Services, Inc.	86	8,009

Construction Materials — 0.5%
Vulcan Materials Co.	33	4,486

Consumer Finance — 1.6%
American Express Co.	84	8,400
Capital One Financial Corp.	75	5,390

		13,790

Containers & Packaging — 0.5%
Ball Corp.	50	4,156

Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B *	95	20,314

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	178	10,596

Electric Utilities — 2.5%
Entergy Corp.	50	4,877
NextEra Energy, Inc.	36	10,020
Xcel Energy, Inc.	106	7,343

		22,240

Electrical Equipment — 1.2%
Eaton Corp. plc	107	10,887

Entertainment — 0.8%
Walt Disney Co. (The)	55	6,762

Equity Real Estate Investment Trusts (REITs) — 1.4%
AvalonBay Communities, Inc.	30	4,465
Ventas, Inc.	109	4,557
Vornado Realty Trust	97	3,277

		12,299

Food & Staples Retailing — 1.2%
Walmart, Inc.	74	10,409

Food Products — 1.2%
Mondelez International, Inc., Class A	178	10,203

Health Care Equipment & Supplies — 3.0%
Becton Dickinson and Co.	46	10,796
Medtronic plc	153	15,921

		26,717

Health Care Providers & Services — 3.8%
Anthem, Inc.	16	4,405
Cigna Corp.	58	9,766
Humana, Inc.	10	4,263
UnitedHealth Group, Inc.	48	14,997

		33,431

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	46	10,097

Household Durables — 0.4%
Newell Brands, Inc.	229	3,931

Household Products — 1.3%
Colgate-Palmolive Co.	153	11,789

Industrial Conglomerates — 1.1%
Honeywell International, Inc.	56	9,235

Insurance — 4.0%
Chubb Ltd.	72	8,392
Hartford Financial Services Group, Inc. (The)	222	8,164
Loews Corp.	101	3,492
Marsh & McLennan Cos., Inc.	49	5,609
MetLife, Inc.	164	6,107
Prudential Financial, Inc.	58	3,710

		35,474

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Interactive Media & Services — 2.0%
Alphabet, Inc., Class C *	12	17,972

Internet & Direct Marketing Retail — 0.8%
Booking Holdings, Inc. *	2	3,131
Expedia Group, Inc.	41	3,777

		6,908

IT Services — 2.0%
Fidelity National Information Services, Inc.	65	9,627
International Business Machines Corp.	63	7,629

		17,256

Machinery — 5.1%
Dover Corp.	133	14,450
IDEX Corp.	31	5,618
Otis Worldwide Corp.	64	3,967
Parker-Hannifin Corp.	77	15,642
Stanley Black & Decker, Inc.	30	4,898

		44,575

Media — 2.8%
Comcast Corp., Class A	415	19,180
Discovery, Inc., Class A *	239	5,196

		24,376

Multi-Utilities — 2.1%
CMS Energy Corp.	235	14,431
Public Service Enterprise Group, Inc.	71	3,893

		18,324

Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	162	11,693
ConocoPhillips	234	7,687
EOG Resources, Inc.	145	5,202
Phillips 66	34	1,747
Pioneer Natural Resources Co.	19	1,591
Valero Energy Corp.	75	3,227

		31,147

Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	341	20,535
Eli Lilly and Co.	48	7,040
Johnson & Johnson	130	19,295
Merck & Co., Inc.	98	8,118
Pfizer, Inc.	172	6,294

		61,282

Road & Rail — 1.7%
CSX Corp.	64	5,002
Kansas City Southern	56	10,090

		15,092

Semiconductors & Semiconductor Equipment — 5.4%
Analog Devices, Inc.	141	16,449
Lam Research Corp.	7	2,455
NXP Semiconductors NV (Netherlands)	72	9,011
Texas Instruments, Inc.	136	19,391

		47,306

Software — 2.1%
Microsoft Corp.	88	18,404

Specialty Retail — 5.8%
AutoZone, Inc. *	9	11,082
Home Depot, Inc. (The)	69	19,273
Lowe’s Cos., Inc.	61	10,134
TJX Cos., Inc. (The)	181	10,067

		50,556

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	67	7,759

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	98	12,328

Tobacco — 1.8%
Altria Group, Inc.	121	4,683
Philip Morris International, Inc.	153	11,451

		16,134

Trading Companies & Distributors — 0.4%
Watsco, Inc.	14	3,191

TOTAL COMMON STOCKS (Cost $684,572)		876,447

SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b) (Cost $1,637)	1,637	1,638

Total Investments — 99.9% (Cost $686,209)		878,085
Other Assets Less Liabilities — 0.1%		990

Net Assets — 100.0%		879,075

Percentages indicated are based on net assets.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$878,085	$—	$—	$878,085

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	$25,234	$139,123	$162,716	$14	$(17)	$1,638	1,637	$16	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.